Document And Entity Information	12 Months Ended
Sep. 30, 2021
Document And Entity Information
Document Type	S-1
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Arch Therapeutics, Inc.
Entity Central Index Key	0001537561
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false